Bank Loans (Details) - Schedule of outstanding balance of short-term bank loans - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Loan from bank	$ 2,609,755	$ 4,393,811
Loan from Bank of Communication [Member]
Short-Term Debt [Line Items]
Loan from bank	2,174,796	1,569,218
Loan from Bank of China [Member]
Short-Term Debt [Line Items]
Loan from bank	434,959	470,765
Loan From Guangfa Bank [Member]
Short-Term Debt [Line Items]
Loan from bank		$ 2,353,828